Property and Equipment - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 61,000	$ 56,000	$ 74,763	$ 67,724